Commitments and Contingencies - Summary of Rollforward of Legal Proceedings (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of commitments and contingencies [line items]
Additions	R$ 141
Reversals	(10)
Ending Balance	131
Labor [member]
Disclosure of commitments and contingencies [line items]
Additions	17
Ending Balance	17
Taxes [member]
Disclosure of commitments and contingencies [line items]
Additions	124
Reversals	(10)
Ending Balance	R$ 114